Employee Information - Summary of Board Members, Presidents and Group Management by Gender (Detail)	Dec. 31, 2023	Dec. 31, 2022
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	38.00%	36.00%
Group Management	25.00%	19.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	21.00%	20.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	62.00%	64.00%
Group Management	75.00%	81.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	79.00%	80.00%